Supplementary Oil And Gas Information (Unaudited) - Sources of Change in the Standardized Measure of Discounted Future Net Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves 1 [Roll Forward]
Sales of crude oil and natural gas produced, net of production costs	$ (18,544)	$ (17,672)	$ (18,174)
Net changes in sales prices and production costs	(19,233)	(11,189)	(47,145)
Extensions, discoveries and improved recovery	3,104	2,576	8,196
Changes in estimated future development costs	(890)	(2,101)	(1,511)
Purchases of proved reserves in place	5,971	15,463	0
Sales of proved reserves in place	0	(63)	(47)
Revisions of previous reserve estimates	5,322	(485)	6,647
Accretion of discount	14,369	14,059	17,769
Changes in production timing and other	671	2,507	(2,831)
Net change in income taxes	2,060	327	8,834
Net change	(7,170)	3,422	(28,262)
Balance – beginning of year	112,158	108,736	136,998
Balance – end of year	$ 104,988	$ 112,158	$ 108,736